Equity - Schedule of the Entity's Quotaholders (Detail) - Vinci Partners Investments Ltd [Member]	12 Months Ended
Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Opening balance	56,913,588
Closing balance	56,913,588
Series A Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Subscribed	100,000
Closing balance	100,000
Class A Common Stock [Member] | Alessandro Monteiro Morgado Horta [Member]
Disclosure of classes of share capital [line items]
Opening balance	8,226,422
Closing balance	8,226,422
Class A Common Stock [Member] | Public Float [Member]
Disclosure of classes of share capital [line items]
Opening balance	13,438,636
Transferred	753,991
Repurchased	(1,724,152)
Closing balance	12,468,475
Class A Common Stock [Member] | Other Shareholders [Member]
Disclosure of classes of share capital [line items]
Opening balance	18,949,439
Transferred	(331,758)
Closing balance	18,617,681
Class A Common Stock [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Opening balance	1,832,852
Transferred	(422,233)
Repurchased	1,724,152
Closing balance	3,134,771
Class B Common Stock [Member] | Gilberto Sayao Da Silva [Member]
Disclosure of classes of share capital [line items]
Opening balance	14,466,239
Closing balance	14,466,239
Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Subscribed	100,000
Closing balance	100,000